Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Share based compensation	[1]	₨ 3,958	₨ 4,164	₨ 2,897
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation		₨ 292	₨ 368	₨ 219

[1]	Includes ₹ 587, ₹ 54 and ₹ (11) for the years ended March 31, 2021, 2022 and 2023, respectively, towards cash settled ADS RSUs.